Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Subsidiaries [Abstract]
Summary of group's material subsidiaries
	Principal location of the company’s activity	The Group’s ownership interest in the subsidiary for the year ended December 31
		2019	2020
Name of company		%	%
Nano Dimension Technologies Ltd.	Israel	100%	100%
Nano Dimension IP Ltd. (*)	Israel	100%	100%
Nano Dimension USA Inc.	USA	100%	100%
Nano Dimension (HK) Limited (*)	Asia-Pacific	100%	100%
(*)	Nano Dimension IP Ltd. and Nano Dimension (HK) Limited were incorporated by the Company in 2018. Nano Dimension IP Ltd. had no material activity until and during 2020.